CONSOLIDATED STATEMENTS OF EARNINGS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue (Note 5)	$ 12,170	$ 11,508
Expenses
Energy supply costs	3,371	3,249
Operating expenses	3,250	3,040
Depreciation and amortization	2,057	1,927
Total expenses	8,678	8,216
Operating income	3,492	3,292
Other income, net (Note 22)	340	288
Finance charges	1,478	1,406
Earnings before income tax expense	2,354	2,174
Income tax expense (Note 23)	393	346
Net earnings	1,961	1,828
Net earnings attributable to:
Non-controlling interests	162	148
Preference equity shareholders (Note 18)	85	74
Net earnings attributable to common equity shareholders	1,714	1,606
Net earnings	$ 1,961	$ 1,828
Earnings per common share (Note 17)
Basic (CAD per share)	$ 3.40	$ 3.24
Diluted (CAD per share)	$ 3.40	$ 3.24